Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.23%
Communication services: 2.87%
Media: 2.87%
Trade Desk, Inc. Class A†	103,122	$12,119,929
Consumer discretionary: 9.51%
Broadline retail: 3.19%
MercadoLibre, Inc.†	7,911	13,452,181
Hotels, restaurants & leisure: 6.32%
DoorDash, Inc. Class A†	81,505	13,672,463
DraftKings, Inc. Class A†	350,439	13,036,331
		26,708,794
Financials: 16.29%
Capital markets: 10.14%
Morningstar, Inc.	42,070	14,167,493
S&P Global, Inc.	24,785	12,343,674
Tradeweb Markets, Inc. Class A	124,614	16,314,465
		42,825,632
Financial services: 6.15%
Jack Henry & Associates, Inc.	68,311	11,974,918
Visa, Inc. Class A	44,271	13,991,407
		25,966,325
Health care: 8.35%
Health care equipment & supplies: 2.09%
Intuitive Surgical, Inc.†	16,907	8,824,778
Health care technology: 3.30%
Veeva Systems, Inc. Class A†	66,380	13,956,395
Life sciences tools & services: 2.96%
Bio-Techne Corp.	173,263	12,480,134
Industrials: 16.56%
Aerospace & defense: 5.03%
Axon Enterprise, Inc.†	14,453	8,589,707
TransDigm Group, Inc.	10,000	12,672,800
		21,262,507
Commercial services & supplies: 8.68%
Copart, Inc.†	239,733	13,758,277
Rollins, Inc.	261,530	12,121,916
Waste Connections, Inc.	62,768	10,769,733
		36,649,926
Ground transportation: 2.85%
Old Dominion Freight Line, Inc.	68,226	12,035,066
See accompanying notes to portfolio of investments
Allspring Innovation Fund (formerly, Allspring Discovery Innovation Fund) | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Information technology: 43.34%
Communications equipment: 2.67%
Motorola Solutions, Inc.	24,399	$11,277,950
IT services: 9.87%
Gartner, Inc.†	25,598	12,401,463
Globant SA†	77,528	16,623,554
Shopify, Inc. Class A†	119,056	12,659,224
		41,684,241
Semiconductors & semiconductor equipment: 10.72%
Advanced Micro Devices, Inc.†	88,714	10,715,764
Applied Materials, Inc.	64,269	10,452,068
KLA Corp.	20,503	12,919,350
Monolithic Power Systems, Inc.	18,912	11,190,230
		45,277,412
Software: 20.08%
Cadence Design Systems, Inc.†	49,479	14,866,460
CCC Intelligent Solutions Holdings, Inc.†	1,224,265	14,360,629
Crowdstrike Holdings, Inc. Class A†	34,982	11,969,441
Fair Isaac Corp.†	4,274	8,509,235
ServiceNow, Inc.†	11,366	12,049,324
Tyler Technologies, Inc.†	17,583	10,139,061
Workday, Inc. Class A†	50,098	12,926,787
		84,820,937
Real estate: 2.31%
Industrial REITs : 2.31%
Rexford Industrial Realty, Inc.	252,655	9,767,642
Total common stocks (Cost $324,978,066)		419,109,849

		Yield
Short-term investments: 0.86%
Investment companies: 0.86%
Allspring Government Money Market Fund Select Class♠∞		4.42%	3,623,918	3,623,918
Total short-term investments (Cost $3,623,918)				3,623,918
Total investments in securities (Cost $328,601,984)	100.09%			422,733,767
Other assets and liabilities, net	(0.09)			(390,656)
Total net assets	100.00%			$422,343,111

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
2 | Allspring Innovation Fund (formerly, Allspring Discovery Innovation Fund)

Portfolio of investments—December 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,735,222	$56,546,397	$(62,657,701)	$0	$0	$3,623,918	3,623,918	$218,177
See accompanying notes to portfolio of investments
Allspring Innovation Fund (formerly, Allspring Discovery Innovation Fund) | 3

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring Innovation Fund (formerly, Allspring Discovery Innovation Fund)

Notes to portfolio of investments—December 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$12,119,929	$0	$0	$12,119,929
Consumer discretionary	40,160,975	0	0	40,160,975
Financials	68,791,957	0	0	68,791,957
Health care	35,261,307	0	0	35,261,307
Industrials	69,947,499	0	0	69,947,499
Information technology	183,060,540	0	0	183,060,540
Real estate	9,767,642	0	0	9,767,642
Short-term investments
Investment companies	3,623,918	0	0	3,623,918
Total assets	$422,733,767	$0	$0	$422,733,767
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Innovation Fund (formerly, Allspring Discovery Innovation Fund) | 5